Risk management - Disclosure of Detailed Information about Accounts Receivable (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of accounts receivables [line items]
Accounts receivables	$ 66	$ 53
Current [member]
Disclosure of accounts receivables [line items]
Accounts receivables	48	29
Later than one month and not later than three months [member]
Disclosure of accounts receivables [line items]
Accounts receivables	9	9
Later than three months [member]
Disclosure of accounts receivables [line items]
Accounts receivables	$ 9	$ 15